Annual Total Returns [BarChart]	Mar. 01, 2021
COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC. | Preferred Securities and Income SMA Shares
Bar Chart Table:
Annual Return 2020	8.57%